Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Deposits from executive officers, directors, and their immediate family members, and their related business interests	$ 7.5	$ 4.2